1933 Act Rule 497(j)
                                       1933 Act File No. 33-47287
                                       1940 Act File No. 811-6637


                         STRADLEY, RONON, STEVENS & YOUNG, LLP
                              2600 One Commerce Square
                               Philadelphia, PA  19103
                                   (215) 564-8000


Direct Dial: (215) 564-8027

                         March 13, 1998


FILED via EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  The Brinson Funds
          File Nos. 33-47287 and 811-6637
          Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 20 to the Registration Statement of The Brinson Funds which became effective with the Securities and Exchange Commission on Wednesday, February 11, 1998.

     Please direct any questions or comments relating to this certification to me or, in my absence, to Bruce G. Leto, Esquire at (215) 564-8115.

                    Very truly yours,

                    MARK A. SHEEHAN
                    Mark A. Sheehan



cc:  Carolyn M. Burke
     Debra L. Nichols
     Bruce G. Leto, Esq.
     Karl O. Hartmann, Esq.

a:bf-497.ed2